UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-MDL-FUND

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS



                                  ANNUAL REPORT

                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                      MDL

                                OCTOBER 31, 2004

THE MDL FUNDS

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Annual Report to Shareholders .............................................    1

Manager Comments ..........................................................    1

Statement of Net Assets ...................................................    3

Statement of Operations ...................................................    5

Statement of Changes in Net Assets ........................................    6

Financial Highlights ......................................................    7

Notes to Financial Statements .............................................    8

Report of Independent Registered Public Accounting Firm ...................   11

Trustees and Officers of The MDL Funds ....................................   12

Disclosure of Fund Expenses ...............................................   16

Notice to Shareholders ....................................................   17

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Fund typically holds only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-MDL-FUND; and (ii) on the Commission's website at http://www.sec.gov.

ANNUAL REPORT TO SHAREHOLDERS
FISCAL YEAR END: OCTOBER 31, 2004

As the financial markets continue to search for clarity in the deluge of mixed economic data, many investors are asking, "Is it different this time? What do I do about it going forward?"

At MDL we are unswerving in our belief that core economic fundamentals are now, and will always be, in place. However, we recognize that there are some compelling forces impacting the overall economy as well as the financial markets.

The most important of these forces are:

      o Terrorism and fear: Since the September 2001 terrorist attacks, many investors around the world have taken a more conservative approach to asset allocation, increasing their holdings in stable currencies (e.g., Swiss francs), U.S. treasuries, and gold futures. In particular, the value of gold futures is a solid leading indicator for all commodity prices. Pricing of gold futures have increased over 45% since the end of 2001.

      o Global competition: From an economic perspective, the world has truly become a smaller place. The United States, although powerful, is no longer the sole dominant economic power in the world. Global competitive pressures force United States corporations, across all industries, to cautiously and slowly pass on price increases to consumers. Margins get squeezed, and earnings growth can disappoint, and employment growth stalls.

      o Unprecedented productivity gains: Non-farm business productivity has grown at its fastest pace since the 1960s, averaging 4.6% since the end of the 2001 recession. Strong productivity growth increases living standards and keeps consumer price inflation from negatively impacting real economic growth. However, with productivity growth so strong, most companies have no economic incentive to significantly increase their labor force. Therefore, during this time of strong productivity gains, non-farm payrolls have decreased by over 1 million jobs. But recent trends suggest the U.S. economy is heading back towards its historical productivity growth rate of 2-2.5%. And bonds like this kind of news.

Yes, it is different this time. It will always be different. Every day we are blessed with new and different circumstances and challenges. But MDL Capital Management retains its ability to turn these circumstances and challenges into occasions for growth and opportunity for our clients and for ourselves.

MANAGER'S COMMENTS
OCTOBER 31, 2004

MDL maintains a firm view that Alan Greenspan's policy decisions will have the strongest influence over U.S. economic growth prospects and MDL's portfolio strategy going forward. During this quarter, the Federal Funds ("Fed Funds") rate has risen by over 75% to a yield of 1.75%.The futures market is currently pricing for several more rate increases over the next year with the expectation of a 2.25 -2.5%, and a 3% Fed Funds rate by December 2005. Given this trend being firmly entrenched in the market currently, MDL will continue our portfolio strategy of "conservative buy opportunistic" over the next 12 months. We are confident our "barbell" portfolio strategy is most appropriate given our economic forecast and will deliver solid investment returns during this time.

The main elements of our current strategy are:

      o Overall portfolio duration and average maturity will be maintained shorter than the index duration.

      o     Overweight the front end of the curve in terms of maturity.

      o Maintain exposure to high quality 10-year maturities for yield purposes and for profit from the U.S. Treasury yield curve-flattening trend.

      o Overall portfolio credit quality and liquidity are being maintained at very high levels.

Despite this cautious stance, MDL is mindful that the economic and geopolitical situation remains somewhat volatile. We remain alert to the possibility that a terrorist attack or some other extraneous event may derail the economy. Therefore, we are prepared to take a more aggressive stance by extending duration if circumstances warrant.

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MDL BROAD MARKET FIXED INCOME FUND VERSUS THE LEHMAN U.S. AGGREGATE BOND INDEX(3)

                Total Return(1)
-------------------------------------------------
           Annualized   Annualized     Annualized
One-Year     3 Year       5 Year       Inception
 Return      Return       Return       to Date(2)
-------------------------------------------------
  2.19%       1.95%        5.84%        5.01%

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                          MDL BROAD MARKET      LEHMAN U.S. AGGREGATE
                          FIXED INCOME FUND           BOND INDEX
                10/31/97       $10,000                 $10,000
                10/31/98        10,910                  10,932
                10/31/99        10,605                  10,990
                10/31/00        11,361                  11,792
                10/31/01        13,291                  13,509
                10/31/02        13,666                  14,305
                10/31/03        13,780                  15,007
                10/31/04        14,082                  15,839

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The MDL Broad Market Fixed Income Fund commenced operations on October 31, 1997.

(3) The Lehman U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

STATEMENT OF NET ASSETS

October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

Government Mortgage Backed Obligations             39.8%
U.S. Treasury Obligations                          39.1%
U.S. Government Agency Obligations                  9.9%
Corporate Obligations                               8.7%
Cash Equivalent                                     2.5%

* Percentages are based on total investments.

                                                             Face
MDL BROAD MARKET                                            Amount      Value
FIXED INCOME FUND                                            (000)      (000)
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS (40.2%)
  FHLMC
     5.500%, 07/01/19                                      $  2,855    $  2,959
     5.000%, 09/01/13                                           646         662
     5.000%, 07/01/19                                           627         641
  FNMA
     7.000%, 01/01/31                                           116         123
     7.000%, 05/01/32                                           453         482
     6.500%, 11/01/28                                           122         130
     6.500%, 07/01/31                                             8           9
     6.500%, 10/01/31                                           154         162
     6.500%, 02/01/32                                           200         211
     6.000%, 02/01/32                                           304         315
     6.000%, 11/01/32                                           404         420
     6.000%, 03/01/33                                         1,631       1,693
     6.000%, 01/01/34                                         1,229       1,276
     6.000%, 08/01/34                                         1,161       1,205
     5.000%, 11/01/12                                           382         393
     5.000%, 06/01/13                                           327         339
     5.000%, 08/01/13                                           364         377
     5.000%, 10/01/13                                           350         362
     4.500%, 11/01/10                                           732         743
  GNMA
     7.500%, 06/15/28                                             9           9
     7.500%, 09/15/29                                           148         159
     7.500%, 11/15/29                                            13          14
     7.500%, 03/15/31                                            25          27
     7.000%, 06/15/32                                           278         297
     7.000%, 07/15/32                                           208         222
     6.500%, 01/15/26                                            27          29
     6.500%, 04/15/26                                            28          30
     6.500%, 12/15/27                                             2           2
     6.500%, 06/15/28                                           111         118
     6.500%, 10/15/28                                            56          60
     6.500%, 04/15/29                                            57          60
     6.500%, 12/15/30                                           441         467
     6.500%, 07/15/31                                            21          22
     6.500%, 01/15/32                                           476         503
     6.500%, 03/15/32                                           214         226
     6.000%, 10/15/31                                           527         550
     6.000%, 01/15/32                                            37          39
     6.000%, 02/15/32                                         1,189       1,239
                                                                       --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS
  (Cost $16,254)                                                         16,575
                                                                       --------

                                                             Face
                                                            Amount      Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (39.6%)
  U.S. Treasury Notes
     4.250%, 08/15/14                                      $  3,240    $  3,297
     3.000%, 02/15/09                                         2,000       1,988
     2.750%, 07/31/06                                         7,537       7,572
     2.625%, 05/15/08                                           449         444
     2.500%, 09/30/06                                         2,000       1,998
     2.375%, 08/31/06                                         1,000         998
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,290)                                                         16,297
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.1%)
  FHLMC
     4.750%, 10/11/12                                         1,050       1,049
     4.125%, 02/24/11                                         1,720       1,704
     3.250%, 11/02/07                                           420         422
  FNMA
     4.750%, 02/21/13                                           980         979
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
  (Cost $4,154)                                                           4,154
                                                                       --------
CORPORATE OBLIGATIONS (8.7%)
  American Express
     4.875%, 07/15/13                                           472         482
  CIT Group
     4.125%, 11/03/09                                           320         321
  DaimlerChrysler
     4.050%, 06/04/08                                           285         287
  Duke Energy
     5.300%, 10/01/15                                           511         528
  First Data
     3.900%, 10/01/09                                           375         376
  General Electric
     5.000%, 02/01/13                                           325         337
  SLM, MTN
     5.050%, 11/14/14                                           358         361
  Unitedhealth Group
     4.125%, 08/15/09                                           446         449
  Wal-Mart Stores
     4.125%, 02/15/11                                           449         453
                                                                       --------

TOTAL CORPORATE OBLIGATIONS
  (Cost $3,556)                                                           3,594
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS

October 31, 2004
                                                              Face
MDL BROAD MARKET                                             Amount     Value
FIXED INCOME FUND                                             (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
  Morgan Stanley Dean Witter,
     1.500%, dated 10/29/04,
     to be repurchased on
     11/01/04, repurchase price
     $1,057,254 (collateralized
     by U.S. Treasury Bond TIPS,
     par value $1,067,828,
     3.875%, 01/15/09, total
     market value $1,078,729)
     (Cost $1,057)                                          $  1,057   $  1,057
                                                                       --------
TOTAL INVESTMENTS (101.2%)
  (Cost $41,311)                                                         41,677
                                                                       --------
OTHER ASSETS AND LIABILITIES (-1.2%)
  Receivable due from Investment Adviser                                      1
  Payable for Investment Securities Purchased                              (739)
  Payable for Capital Shares Redeemed                                        (2)
  Administration Fees Payable                                                (7)
  Trustees' Fees Payable                                                     (1)
  Income Distribution Payable                                                (1)
  Other Assets and Liabilities, Net                                         253
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                         (496)
                                                                       --------
NET ASSETS (100.0%)                                                    $ 41,181
                                                                       ========
NET ASSETS:
  Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,017,146 outstanding
     shares of beneficial interest                                     $ 41,539
  Undistributed net investment income                                         9
  Accumulated net realized loss
     on investments                                                        (733)
  Net unrealized appreciation
     on investments                                                         366
                                                                       --------
NET ASSETS (100.0%)                                                    $ 41,181
                                                                       ========
  Net Asset Value, Offering and Redemption
     Price Per Share                                                   $  10.25
                                                                       ========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

TIPS -- TREASURY INFLATION-PROTECTED SECURITY

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2004

                                                                    MDL BROAD
                                                                   MARKET FIXED
                                                                   INCOME FUND
--------------------------------------------------------------------------------
Investment Income:
  Interest Income ................................................    $ 1,473
--------------------------------------------------------------------------------
    Total Investment Income ......................................      1,473
--------------------------------------------------------------------------------
Expenses:
  Investment Advisory Fees .......................................        183
  Administration Fees ............................................         80
  Professional Fees ..............................................         56
  Transfer Agent Fees ............................................         47
  Registration and Filing Fees ...................................         17
  Printing Fees ..................................................         13
  Custodian Fees .................................................          7
  Trustees' Fees .................................................          6
  Insurance and Other Fees .......................................          7
--------------------------------------------------------------------------------
  Total Expenses .................................................        416
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived ..........................       (131)
  Fees Paid Indirectly* ..........................................         --
--------------------------------------------------------------------------------
  Net Expenses ...................................................        285
--------------------------------------------------------------------------------
Net Investment Income ............................................      1,188
--------------------------------------------------------------------------------
  Net Realized Loss on Investments ...............................       (497)
  Net Change in Unrealized Appreciation on Investments ...........        157
--------------------------------------------------------------------------------
    Net Realized and Unrealized Loss on Investments ..............       (340)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting From Operations ...........    $   848
--------------------------------------------------------------------------------

* See Note 3 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                             MDL BROAD
                                                                            MARKET FIXED
                                                                             INCOME FUND
                                                                        ---------------------
                                                                          2004        2003
---------------------------------------------------------------------------------------------
Operations:
  Net Investment Income .............................................   $  1,188    $  1,262
  Net Realized Gain (Loss) on Investments ...........................       (497)        302
  Net Change in Unrealized Appreciation (Depreciation) on Investments        157      (1,230)
---------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting From Operations ..............        848         334
---------------------------------------------------------------------------------------------
Dividends and Distributions:
  Net Investment Income .............................................     (1,328)     (1,421)
  Net Realized Gain .................................................       (231)       (246)
---------------------------------------------------------------------------------------------
  Total Dividends and Distributions .................................     (1,559)     (1,667)
---------------------------------------------------------------------------------------------
Capital Share Transactions:
  Issued ............................................................      7,240       4,597
  In Lieu of Dividends and Distributions ............................      1,542       1,653
  Redeemed ..........................................................     (8,807)     (6,694)
---------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Capital Share Transactions ........        (25)       (444)
---------------------------------------------------------------------------------------------
  Total Decrease in Net Assets ......................................       (736)     (1,777)
---------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year .................................................     41,917      43,694
---------------------------------------------------------------------------------------------
  End of Year (Includes Undistributed Net Investment Income
    of $9 and $1, respectively) .....................................   $ 41,181    $ 41,917
=============================================================================================
Shares Transactions:
  Issued ............................................................        705         431
  In Lieu of Dividends and Distributions ............................        150         156
  Redeemed ..........................................................       (861)       (631)
---------------------------------------------------------------------------------------------
  Net Decrease in Shares Outstanding ................................         (6)        (44)
=============================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Year

For the years ended October 31,

            Net                                                         Distribution                   Net
           Asset                Realized and     Total      Dividends       from          Total       Asset
           Value,       Net      Unrealized       from       from Net     Realized      Dividends     Value,
         Beginning  Investment   Gain (Loss)    Investment  Investment     Capital         and         End
          of Year     Income    on Securities   Operations    Income        Gains     Distributions  of Year
         ---------  ----------  -------------   ----------  ----------  ------------  -------------  -------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2004      $10.42      $ 0.31        $(0.08)       $ 0.23      $(0.34)      $(0.06)       $(0.40)      $10.25
2003       10.74        0.35         (0.26)         0.09       (0.35)       (0.06)        (0.41)       10.42
2002       11.06        0.41         (0.13)(1)      0.28       (0.41)       (0.19)        (0.60)       10.74
2001(2)     9.93        0.51          1.13          1.64       (0.51)          --         (0.51)       11.06
2000        9.76        0.50          0.17          0.67       (0.50)          --         (0.50)        9.93

                                                              Ratio
                                                           of Expenses
                                                 Ratio      to Average
                        Net                      of Net     Net Assets
                      Assets,       Ratio      Investment   (Excluding
                        End      of Expenses     Income    Waivers and  Portfolio
           Total      of Year     to Average   to Average   Fees Paid    Turnover
          Return+      (000)      Net Assets   Net Assets   Indirectly     Rate
          -------     -------    -----------   ----------  -----------  ---------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2004        2.19%     $41,181         0.70%        2.92%        1.03%      300.54%
2003        0.84       41,917         0.87         2.91         0.93       349.75
2002        2.82       43,694         0.90         3.91         1.10       117.97
2001       16.99       26,723         0.90         4.90         1.23       183.72
2000        7.13       23,593         0.90         5.11         1.21       168.42

  + Total return is for the year indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the year because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(2) The information set forth in this table for the years prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

1. ORGANIZATION:

THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Fund invests in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

      sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid, if any, monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $446 under this arrangement.

For the year ended October 31, 2004, there was no effect on the Fund's expense ratio due to fees paid indirectly.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.125% on the first $100 million of the Fund's average daily net assets; 0.10% on the next $150 million of the Fund's average daily net assets; and 0.08% on the Fund's of any amount above $250 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000, under which the Adviser receives an annual fee equal to 0.45% of the Fund's average daily net assets. On March 1, 2004, the Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.60% of the Fund's average daily net assets. Prior to March 1, 2004, the Adviser had voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.90% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2004, are as follows (000):

Purchases
   U.S. Government ......................................           $100,997
   Other ................................................             17,192
Sales and Maturities
   U.S. Government ......................................            102,874
   Other ................................................             15,074

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

NOTES TO FINANCIAL STATEMENTS (concluded)

October 31, 2004

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Accordingly, the following permanent differences, solely attributable to paydowns, have been reclassified to/from the following accounts as of October 31, 2004 (000):

                       UNDISTRIBUTED         ACCUMULATED
                       NET INVESTMENT         REALIZED
                           INCOME               LOSS
                           ------             --------
                            $148               $(148)

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two years were as follows (000):

                             ORDINARY    LONG-TERM
                              INCOME    CAPITAL GAIN     TOTAL
                             --------   ------------    ------
                  2004        $1,366        $193        $1,559
                  2003         1,523         144         1,667

As of October 31, 2004, the components of Accumulated Losses were as follows
(000):

Undistributed Ordinary Income ...........................         $ 124
Capital Loss Carryforwards ..............................          (732)
Unrealized Appreciation .................................           366
Other Temporary Differences .............................          (116)
                                                                  -----
Total Accumulated Losses ................................         $(358)
                                                                  -----

For Federal income tax purposes, capital carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains as follows (000):

                                                TOTAL
                                            CAPITAL LOSS
                          EXPIRES           CARRYFORWARD
                            2012              10/31/04
                          -------             --------
                            $732                $732

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2004, was as follows (000):

                                                                   NET
     FEDERAL          APPRECIATED        DEPRECIATED            UNREALIZED
    TAX COST          SECURITIES          SECURITIES           APPRECIATION
    --------          ----------         -----------           ------------
     $41,311             $413                $(47)                 $366

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT:

Effective November 16, 2004, MDL Broad Market Fixed Income Fund will change its name to MDL Core Fixed Income Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The MDL Funds:

We have audited the accompanying statement of net assets of The MDL Funds (the "Fund"), which is comprised of MDL Broad Market Fixed Income Fund, as of October 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods ended October 31, 2001 and October 31, 2000 were audited by other auditors whose report, dated December 14, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
December 17, 2004

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's
Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and
Officers. The SAI may be obtained without charge by calling 1-866-MDL-FUND. The following chart lists Trustees and Officers as of
November 16, 2004.

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                              TERM OF                                             IN MDL
                             OFFICE AND                                         FUNDS TRUST
   NAME,        POSITION(S)   LENGTH OF                                           OVERSEEN
  ADDRESS,       HELD WITH      TIME         PRINCIPAL OCCUPATION(S)              BY BOARD          OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST    SERVED(2)       DURING PAST 5 YEARS                  MEMBER          HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T.          Trustee      Since 1993    Vice Chairman of Ameritrust              1          Trustee of The Advisors' Inner
COONEY                                      Texas N.A.,1989-1992, and                           Circle Fund II, The Advisors'
77 yrs. old                                 MTrust Corp., 1985-1989.                            Inner Circle Fund, and The
                                                                                                Expedition Funds.
---------------------------------------------------------------------------------------------------------------------------------
ROBERT A.        Trustee      Since 1993    Pennsylvania State University,           1          Member and Treasurer,
PATTERSON                                   Senior Vice President, Treasurer                    Board of Trustees of Grove
87 yrs. old                                 (Emeritus); Financial and                           City College. Trustee of The
                                            Investment Consultant, Professor                    Advisors' Inner Circle Fund II,
                                            of Transportation since 1984; Vice                  The Advisors', Inner Circle
                                            President-Investments, Treasurer,                   Funds, and The Expedition
                                            Senior Vice President (Emeritus),                   Funds.
                                            1982-1984. Director, Pennsylvania
                                            Research Corp.
---------------------------------------------------------------------------------------------------------------------------------
EUGENE B.        Trustee      Since 1993    Private investor from 1987 to            1          Trustee of The Advisors' Inner,
PETERS                                      present. Vice President and                         Circle Fund II, The Advisors'
75 yrs. old                                 Chief Financial Officer, Western                    Inner Circle Fund, and The
                                            Company of North America                            Expedition Funds.
                                            (petroleum service company),
                                            1980-1986. President of Gene
                                            Peters and Associates (import
                                            company), 1978-1980. President
                                            and Chief Executive Officer of
                                            Jos. Schlitz Brewing Company
                                            before 1978.
---------------------------------------------------------------------------------------------------------------------------------
JAMES M.         Trustee      Since 1994    Attorney, Solo Practitioner since        1          Trustee of The Advisors' Inner
STOREY                                      1994. Partner, Dechert (law firm),                  Circle Fund II, The Advisors'
73 yrs. old                                 September 1987-December 1993.                       Inner Circle Fund, The
                                                                                                Expedition Funds, State Street
                                                                                                Research Funds,
                                                                                                Massachusetts Health and
                                                                                                Education Tax-Exempt Trust,
                                                                                                SEI Asset Allocation Trust, SEI
                                                                                                Daily Income Trust, SEI Index
                                                                                                Funds, SEI Institutional
                                                                                                International Trust, SEI
                                                                                                Institutional Investments
                                                                                                Trust, SEI Institutional
                                                                                                Managed Trust, SEI Liquid
                                                                                                Asset Trust and SEI Tax
                                                                                                Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                              TERM OF                                             IN MDL
                             OFFICE AND                                         FUNDS TRUST
   NAME,        POSITION(S)   LENGTH OF                                           OVERSEEN
  ADDRESS,       HELD WITH      TIME         PRINCIPAL OCCUPATION(S)              BY BOARD           OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST    SERVED(2)       DURING PAST 5 YEARS                  MEMBER          HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J.        Trustee      Since 1999    Chief Executive Officer, Newfound        1        Trustee, State Street Navigator
SULLIVAN, JR.                               Consultants, Inc. since April 1997.               Securities Lending Trust, since
62 yrs. old                                 General Partner, Teton Partners,                  1995. Trustee of The Advisors'
                                            L.P., June 1991-December 1996;                    Inner Circle Fund II, The Advisors'
                                            Chief Financial Officer, Nobel                    Inner Circle Fund, The Expedition
                                            Partners, L.P., March 1991-                       Funds, SEI Asset Allocation Trust,
                                            December 1996; Treasurer and                      SEI Daily Income Trust, SEI Index
                                            Clerk, Peak Asset Management,                     Funds, SEI Institutional International
                                            Inc., since 1991.                                 Trust, SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust, SEI
                                                                                              Tax Exempt Trust, SEI Absolute
                                                                                              Return Master Fund, L.P., SEI
                                                                                              Opportunity Master Fund, L.P., SEI
                                                                                              Absolute Return Fund, L.P. and
                                                                                              SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.         Chairman    Since 1991    Currently performs various services      1        Trustee of The Advisors' Inner
NESHER          of the Board                on behalf of SEI Investments for                  Circle Fund II, Bishop Street
58 yrs. old      of Trustees                which Mr. Nesher is compensated.                  Funds, The Expedition Funds,
                                            Executive Vice President of SEI                   The Advisors' Inner Circle Fund,
                                            Investments, 1986-1994. Director                  SEI Asset Allocation Trust, SEI
                                            and Executive Vice President of the               Daily Income Trust, SEI Index
                                            Administrator and the Distributor,                Funds, SEI Institutional
                                            1981-1994.                                        International Trust, SEI
                                                                                              Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust, SEI Tax
                                                                                              Exempt Trust, SEI Global Master
                                                                                              Fund, PLC, SEI Global Assets
                                                                                              Fund, PLC, SEI Global Investments
                                                                                              Fund, PLC and SEI Investments
                                                                                              Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN MDL
                              TERM OF                                           FUNDS TRUST
                             OFFICE AND                                           OVERSEEN
   NAME,        POSITION(S)   LENGTH OF                                           BY BOARD
  ADDRESS,       HELD WITH      TIME         PRINCIPAL OCCUPATION(S)               MEMBER/       OTHER DIRECTORSHIPS HELD
   AGE(1)        THE TRUST    SERVED(2)       DURING PAST 5 YEARS                 OFFICER       BY BOARD MEMBER/OFFICER(3)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M.       Trustee      Since 1992    Self-Employed Consultant since           1        Director of SEI Investments
DORAN                                       2003. Partner, Morgan, Lewis &                    Company and SEI Investments
1701 Market Street,                         Bockius LLP (law firm), counsel                   Distribution Co., Trustee of The
Philadelphia,                               to the Trust, SEI Investments, the                Advisors' Inner Circle Fund II,
PA 19103                                    Administrator and the Distributor                 The Advisors' Inner Circle Fund,
64 yrs. old                                 from 1976-2003. Director of the                   The Expedition Funds, SEI Asset
                                            Distributor since 2003. Director of               Allocation Trust, SEI Daily Income
                                            SEI Investments since 1974;                       Trust, SEI Index Funds, SEI
                                            Secretary of SEI Investments                      Institutional International of Trust,
                                            since 1978.                                       SEI Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI
                                                                                              Tax Exempt Trust. SEI
                                                                                              Opportunity Master Fund, L.P.,
                                                                                              SEI Opportunity Fund, L.P.,
                                                                                              SEI Absolute Return Master
                                                                                              Fund, L.P., SEI Absolute
                                                                                              Return Fund, L.P.
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F.         President    Since 2003    Senior Operations Officer, SEI           N/A                         N/A
VOLK, CPA                                   Investments, Fund Accounting
42 yrs. old                                 and Administration since 1996.
                                            From 1993 until 1996, Mr. Volk
                                            served as Assistant Chief
                                            Accountant for the U.S.
                                            Securities and Exchange
                                            Commission. Prior to 1996,
                                            he was an Audit Manager for
                                            Coopers & Lybrand LLP from
                                            1985 until 1993.
----------------------------------------------------------------------------------------------------------------------------------
PETER            Controller   Since 2004    Director, SEI Investments, Fund          N/A                         N/A
GOLDEN           and Chief                  Accounting and Administration,
40 yrs. old      Financial                  since June 2001. From March
                  Officer                   2000 to 2001, Vice President of
                                            Funds Administration for J.P.
                                            Morgan Chase & Co. from 1997
                                            to 2000, Vice President of Pension
                                            and Mutual Fund Accounting for
                                            Chase Manhattan Bank.
----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.         Chief        Since 2004  Vice President and Assistant             N/A                         N/A
ZITELLI          Compliance                 Secretary of SEI Investments
36 yrs. old       Officer                   Global Funds Services and SEI
                                            Investments Distribution Co. from
                                            2000-2004; Vice President, Merrill
                                            Lynch & Co. Asset Management
                                            Group from 1998-2000; Associate
                                            at Pepper Hamilton LLP from
                                            1997-1998.
----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                 TERM OF                                             IN MDL
                                OFFICE AND                                         FUNDS TRUST
   NAME,        POSITION(S)      LENGTH OF                                           OVERSEEN
  ADDRESS,       HELD WITH         TIME        PRINCIPAL OCCUPATION(S)                  BY              OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST        SERVED        DURING PAST 5 YEARS                  OFFICER             HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES            Vice President   Since 2004   Employed by SEI Investments              N/A                      N/A
NDIAYE           and Secretary                 President, Deutsche Asset
36 yrs. old                                    Management from 2003-2004;
                                               Associate, Morgan, Lewis &
                                               Bockius LLP, 2000-2003;
                                               Counsel, Assistant Vice President,
                                               ING Variable Annuities Group,
                                               1999-2000.
----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.       Vice President   Since 2000   General Counsel, Vice President          N/A                      N/A
BARTO            and Assistant                 and Secretary of SEI Investments
36 yrs. old        Secretary                   Global Funds Services since 1999;
                                               Associate, Dechert (law firm) from
                                               1997-1999; Associate, Richter, Miller
                                               & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------------------------------------------
JOHN             Vice President   Since 2002   Middle Office Compliance Officer at      N/A                      N/A
MUNERA           and Assistant                 SEI Investments since 2000.
41 yrs. old        Secretary                   Supervising Examiner at Federal
                                               Reserve Bank of Philadelphia
                                               from 1998-2000.
----------------------------------------------------------------------------------------------------------------------------------
PHILIP T.        Vice President   Since 2004   Employed by SEI Investments              N/A                      N/A
MASTERSON        and Assistant                 Company since 2004. General
40 yrs. old       Secretary                    Counsel, Citco Mutual Fund
                                               Services from 2003-2004; Vice
                                               President and Assistant Counsel,
                                               Oppenheimer Funds from 2001-
                                               2003 and Vice President and
                                               Assistant Counsel from 1997-2001.
----------------------------------------------------------------------------------------------------------------------------------
MARK D. LAY      Vice President   Since 2003   Chairman and Chief Executive              1                       N/A
309 Smithfield                                 Officer of MDL Capital Management,
Street, 5th Floor                              Inc. since 1993. Co-Manager of the
Pittsburgh, PA                                 MDL Broad Market Fixed Income
15222                                          Fund since the Fund's inception
41 yrs. old                                    in 1997.
----------------------------------------------------------------------------------------------------------------------------------
STEVE            Vice President   Since 2003   President and Co-Chief Executive          1                       N/A
SANDERS                                        Officer of MDL Capital Management,
230 S. Broad                                   Inc., since 1996.
Street, 19th Floor
Philadelphia, PA
19102
45 yrs. old
----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                              Beginning      Ending                  Expenses
                               Account      Account     Annualized     Paid
                                Value        Value       Expense      During
MDL BROAD FIXED INCOME FUND    4/30/04      10/31/04      Ratios      Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN            $ 1,000.00   $ 1,026.70      0.60%       $3.06
HYPOTHETICAL 5% RETURN          1,000.00     1,022.12      0.60         3.05
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                       MDL BROAD MARKET FIXED INCOME FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                                   DIVIDENDS
                                                                 QUALIFYING FOR
LONG-LONG TERM                                                     CORPORATE
  (15% RATE)        ORDINARY                                        DIVIDENDS       QUALIFYING    FOREIGN
 CAPITAL GAIN        INCOME             TOTAL        TAX-EXEMPT    RECEIVABLE        DIVIDEND       TAX
 DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS     INTEREST      DEDUCTION       INCOME (1)    CREDIT (2)
--------------    -------------     -------------    ----------  --------------    ------------  ------------
    12.44%           87.56%            100.00%          0.00%         0.00%            0.00%        0.00%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE
    JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY
    INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT
    PERMITTED BY THE LAW.

(2) FOREIGN TAX CREDIT PASS THRU REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED
    AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE
    SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND
    REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

THE MDL FUNDS:
MDL Broad Market Fixed Income Fund

INVESTMENT ADVISER:
MDL Advisers, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

For information call: 1-877-MDL-FUND

This information may be preceded or accompanied by a current prospectus for the fund described. Investors should read the prospectus carefully before investing.

MDL-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two years, the aggregate fees for which the registrant's principal accountant billed the registrant for services rendered to the registrant were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                    registrant       service           service            registrant       service           service
                   that were         affiliates that   affiliates that   that were         affiliates that   affiliates that
                   pre-approved      were              did not require   pre-approved      were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $17,490                 N/A         $0                 $16,000                N/A         $0
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $0

------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------


Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
               ---------------------------------------------------------------
                Audit-Related Fees                  $0               $0

               ---------------------------------------------------------------
                Tax Fees                            $0               $0
               ---------------------------------------------------------------
                All Other Fees                      $0               $0

               ---------------------------------------------------------------


(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h) Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The MDL Funds


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------------
                                             James F. Volk, President

Date: December 31, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date: December 31, 2004

By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden, Controller and CFO
Date: December 31, 2004
* Print the name and title of each signing officer under his or her signature.